Annual Total Returns - Telecommunications Portfolio [BarChart] - 02.28 Select Portfolios: Group 9 Telecommunications Services Sector Retail Combo PRO-15 - Telecommunications Portfolio - Telecommunications Portfolio
Apr. 29, 2021
Bar Chart Table:
Annual Return 2011	(4.24%)
Annual Return 2012	18.64%
Annual Return 2013	21.52%
Annual Return 2014	3.61%
Annual Return 2015	2.31%
Annual Return 2016	22.81%
Annual Return 2017	1.69%
Annual Return 2018	(8.02%)
Annual Return 2019	20.40%
Annual Return 2020	20.61%